Convertible Debt – Related Party (Details) - Schedule of convertible debt - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Convertible Debt – Related Party (Details) - Schedule of convertible debt [Line Items]
Beginning balance	$ 77,887	$ 533,370
Accretion	1,205	60,136
Conversion		(508,237)
Effects of currency translation	(6,162)	(7,382)
Ending balance	72,930	77,887
2019 and 2020 Convertible Loans [Member]
Convertible Debt – Related Party (Details) - Schedule of convertible debt [Line Items]
Beginning balance	32,221	447,181
Accretion	1,205	60,136
Conversion		(471,528)
Effects of currency translation	(2,578)	(3,568)
Ending balance	30,848	32,221
2017 Convertible Loans [Member]
Convertible Debt – Related Party (Details) - Schedule of convertible debt [Line Items]
Beginning balance	45,666	86,189
Accretion
Conversion		(36,709)
Effects of currency translation	(3,584)	(3,814)
Ending balance	$ 42,082	$ 45,666